Fees Summary	Oct. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,180,000
Previously Paid Amount	0.00
Total Fee Amount	991.56
Total Offset Amount	0.00
Net Fee	991.56
Narrative - Max Aggregate Offering Price	$ 7,180,000
Final Prospectus	true